Contingent Liabilities and Commitments	6 Months Ended
Jun. 30, 2020
Disclosure of contingent liabilities [abstract]
Contingent Liabilities and Commitments
25. CONTINGENT LIABILITIES AND COMMITMENTS

	30 June 2020	31 December 2019
	£m	£m
Guarantees given to third parties	1,026	1,198
Formal standby facilities, credit lines and other commitments with original term to maturity of:
– One year or less	16,592	18,256
– Later than one year	21,029	22,154
	38,647	41,608
Other legal actions and regulatory matters
Santander UK engages in discussion, and co-operates, with the FCA, PRA, CMA and other regulators and government agencies in various jurisdictions in their supervision and review of Santander UK including reviews exercised under statutory powers, regarding its interaction with past and present customers, both as part of general thematic work and in relation to specific products, services and activities. During the ordinary course of business, Santander UK is also subject to complaints and threatened legal proceedings brought by or on behalf of current or former employees, customers, investors or other third parties, in addition to legal and regulatory reviews, challenges and tax or enforcement investigations or proceedings in various jurisdictions. All such matters are assessed periodically to determine the likelihood of Santander UK incurring a liability.
In those instances where it is concluded that it is not yet probable that a quantifiable payment will be made, for example because the facts are unclear or further time is required to fully assess the merits of the case or to reasonably quantify the expected payment, no provision is made. In addition, where it is not currently practicable to estimate the possible financial effect of these matters, no provision is made.
Payment Protection Insurance
In relation to a specific PPI portfolio of complaints, a legal dispute regarding allocation of liability is ongoing and remains in its early stages. The dispute relates to the liability for PPI mis-selling complaints relating to pre-2005 PPI policies underwritten by Financial Insurance Company Ltd (FICL) and Financial Assurance Company Ltd (FACL) and involves two Santander UK plc subsidiaries, Santander Cards UK Limited and Santander Insurance Services Limited (the Santander Entities). During the relevant period, FICL and FACL were owned by Genworth Financial International Holdings, Inc. In July 2015 AXA S.A. (AXA) acquired FICL and FACL from Genworth. In July 2017, Santander UK plc notified AXA that the Santander Entities did not accept liability for losses on PPI policies relating to this period. Santander UK plc entered into a Complaints Handling Agreement (CHA) with FICL and FACL pursuant to which it agreed to handle complaints on their behalf, and FICL and FACL agreed to pay redress assessed to be due to relevant policyholders on a without prejudice basis.
A related dispute between AXA and (1) Genworth Financial International Holdings, Inc. and (2) Genworth Financial, Inc. (Genworth) concerning, inter alia, the proper construction of an alleged obligation to make payment on demand of a sum equal to 90% of all applicable PPI mis-selling losses (the Construction Issue) in a sale and purchase agreement dated 17 September 2015 (SPA) was determined by the High Court (Court) in December 2019. The Santander Entities were joined as third parties in connection with an application for declaratory relief by Genworth. This application related to Genworth’s assertion that upon any payment to AXA under the SPA, Genworth would have rights of subrogation against the Santander Entities (the Subrogation Issue). The Court found against Genworth and in favour of AXA on the Construction Issue, and against Genworth and in favour of the Santander Entities in relation to the Subrogation Issue. Genworth subsequently failed in its application for permission on appeal.
On 20 July 2020 Genworth issued a press release stating that it had reached a settlement with AXA. Genworth has agreed to pay AXA £624m in aggregate for losses incurred by AXA or its subsidiaries relating to the subject of the dispute. This sum is broken down into: (i) £100m that has already been paid by Genworth as an interim payment; (ii) a £100m payment due to be paid on 23 July 2020; (iii) two payments deferred until 2022, totalling £317m and (iv) an estimated £107m for claimed mis-selling losses that are still being processed.
More generally, there are ongoing factual issues to be resolved which may have legal consequences including in relation to liability. These issues create uncertainties which mean that it is not currently practicable to reliably predict the resolution of the matter including timing or the significance of the possible impact. The Regulatory and other provision in Note 23 includes our best estimate of Santander UK’s liability to the specific portfolio. Further information has not been provided on the basis that it would be seriously prejudicial to Santander UK’s interests in connection with the dispute.
In addition, and in relation to PPI more generally, there are legal claims being made by Claims Management Companies challenging the FCA’s industry guidance on the treatment of Plevin /recurring non-disclosure assessments. No provision has been made as it is not possible to make a reliable estimate of the possible outflow of economic resource relating to this risk.
German dividend tax arbitrage transactions
In June 2018 the Cologne Criminal Prosecution Office and the German Federal Tax Office commenced an investigation in relation to the historical involvement of Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions (known as cum/ex transactions). These transactions allegedly exploited a feature of a specific German settlement mechanism through short-selling and complex derivative structuring which resulted in the German government either refunding withholding tax where such tax had not been paid or refunding it more than once. The German authorities are investigating numerous institutions and individuals in connection with alleged transactions and practices which may be found to be illegal under German law.
Since commencement of the investigation we have cooperated with the German authorities and, with the assistance of external experts, to progress an internal investigation into the matters in question. From Santander UK plc’s perspective the investigation is focused principally on the period 2009-2011 and remains on-going. There remain factual issues to be resolved which may have legal consequences including potentially material financial penalties. These issues create uncertainties which mean that it is difficult to predict the resolution of the matter including timing or the significance of the possible impact.
Consumer credit
The Santander UK group’s unsecured lending and other consumer credit business is governed by consumer credit law and related regulations, including the CCA. Claims brought by customers in relation to these requirements, including potential breaches, could result in costs to the Santander UK group where such potential breaches are not found to be de minimis. The CCA includes very detailed and prescriptive requirements for lenders, including in relation to post contractual information.
As described in Note 27 to the 2019 Annual Report, other provisions include an amount of £58m arising from a systems-related historical issue identified by Santander UK, relating to compliance with certain requirements of the CCA. This provision has been based on detailed reviews of relevant systems related to consumer credit business operations, supported by external legal and regulatory advice. Reviews of systems, commercial agreements and the legal and regulatory position are ongoing, such that the potential for additional remedial action is still being determined. The Regulatory and other provision in Note 23 includes our best estimate of Santander UK’s liability for the specific issue. The actual cost of customer compensation could differ from the amount provided. It is not currently practicable to provide an estimate of the risk and amount of any further financial impact.
Taxation
The Santander UK group engages in discussion, and co-operates, with HM Revenue & Customs (HMRC) in their oversight of the Santander UK group’s tax matters. The Santander UK group adopted the UK’s Code of Practice on Taxation for Banks in 2010.
Certain leases in which the Santander UK group is or was the lessor are currently under review by HMRC in connection with claims for tax allowances. Under the terms of the lease agreements, the Santander UK group is fully indemnified in all material respects by the respective lessees for any liability arising from the disallowance of tax allowances plus accrued interest, which could be up to £150m. Whilst legal opinions have been obtained to support the Santander UK group’s position, the matter remains uncertain pending formal resolution with HMRC and any subsequent litigation. In 2020, as required under the terms of the leases these matters have moved to formal litigation and it is currently anticipated that hearings will be held at the First Tier Tax Tribunal in 2021.
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